Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ 73	€ (49)	€ (190)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	89	(4)	2
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	0	(43)	(52)
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	0		(119)
Poland subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(12)	1	(1)
Other cash generating units excluding Niger, Democratic Republic of the Congo, and Egypt [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (4)	€ (2)	€ (21)